Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) item
Revenue recognition
Number of business models | item	2				2
Term of Loan	12 months	12 months
Number of services provided | item	3				3
Upfront fees collected		¥ 0	¥ 520,952,503	¥ 104,104,701
Loans held for sale	$ 92,024,799		768,638,420		¥ 632,716,508
Total net revenue	514,958,919	3,540,600,044	1,786,935,193	230,305,685
Contract assets recognized					0
Contract assets			139,170,263		0
Remaining unsatisfied performance obligations	14,984,181		32,704,036	8,231,101	¥ 103,023,734
Revenue recognized for obligations satisfied	493,147	3,390,633	0	0
Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	430,161,002	2,957,571,967	1,231,054,733	4,523,804
Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	33,200,840	228,272,373	302,614,463	176,849,079
Post-origination service
Revenue recognition
Total net revenue	19,088,565	131,243,431	50,326,664	8,187,989
Financing income
Revenue recognition
Total net revenue	11,068,862	76,103,961	130,740,149	30,500,162
Other revenue
Revenue recognition
Total net revenue	21,439,650	147,408,312	72,199,184	10,244,651
Xiaoying Credit Loan
Revenue recognition
Total net revenue	497,446,666	3,420,194,541	1,533,068,345	74,511,868
Xiaoying Credit Loan | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	421,453,286	2,897,702,061	1,148,688,253	1,776,454
Xiaoying Credit Loan | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	31,525,639	216,754,528	260,278,922	59,386,201
Xiaoying Credit Loan | Post-origination service
Revenue recognition
Total net revenue	18,742,637	128,865,000	46,670,424	2,580,982
Xiaoying Credit Loan | Financing income
Revenue recognition
Total net revenue	9,851,179	67,731,784	58,258,088	10,027,296
Xiaoying Credit Loan | Other revenue
Revenue recognition
Total net revenue	15,873,925	109,141,168	19,172,658	740,935
Xiaoying Card Loan
Revenue recognition
Total net revenue	447,923,232	3,079,696,182	1,227,125,528	9,919,961
Xiaoying Card Loan | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	409,700,119	2,816,893,168	1,104,724,129
Xiaoying Card Loan | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	4,032,599	27,726,134	52,724,493	8,170,938
Xiaoying Card Loan | Post-origination service
Revenue recognition
Total net revenue	16,172,832	111,196,308	38,624,854	9,671
Xiaoying Card Loan | Financing income
Revenue recognition
Total net revenue	4,969,450	34,167,454	18,311,559	1,739,352
Xiaoying Card Loan | Other revenue
Revenue recognition
Total net revenue	13,048,232	89,713,118	12,740,493
Xiaoying Preferred Loan
Revenue recognition
Total net revenue	49,523,434	340,498,359	305,942,817	64,591,907
Xiaoying Preferred Loan | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	11,753,167	80,808,893	43,964,124	1,776,454
Xiaoying Preferred Loan | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	27,493,040	189,028,394	207,554,429	51,215,263
Xiaoying Preferred Loan | Post-origination service
Revenue recognition
Total net revenue	2,569,805	17,668,692	8,045,570	2,571,311
Xiaoying Preferred Loan | Financing income
Revenue recognition
Total net revenue	4,881,729	33,564,330	39,946,529	8,287,944
Xiaoying Preferred Loan | Other revenue
Revenue recognition
Total net revenue	2,825,693	19,428,050	6,432,165	740,935
Xiaoying Housing Loan
Revenue recognition
Total net revenue	3,632,052	24,972,178	104,985,946	52,816,685
Xiaoying Housing Loan | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	840,683	5,780,118
Xiaoying Housing Loan | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	181,492	1,247,846	16,573,570	33,579,446
Xiaoying Housing Loan | Post-origination service
Revenue recognition
Total net revenue	67,359	463,129	278,234	1,582,306
Xiaoying Housing Loan | Financing income
Revenue recognition
Total net revenue	1,205,851	8,290,828	66,723,545	16,925,206
Xiaoying Housing Loan | Other revenue
Revenue recognition
Total net revenue	1,336,667	9,190,257	21,410,597	729,727
Internet Channel
Revenue recognition
Total net revenue	10,642,338	73,171,394	68,642,119	18,764,868
Internet Channel | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	7,835,652	53,874,025	56,931,619	508,468
Internet Channel | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	1,274,097	8,760,054	2,748,428	16,560,238
Internet Channel | Post-origination service
Revenue recognition
Total net revenue	172,029	1,182,786	1,644,517	682,541
Internet Channel | Financing income
Revenue recognition
Total net revenue	6,000	41,253	2,576,028	822,305
Internet Channel | Other revenue
Revenue recognition
Total net revenue	1,354,560	9,313,276	4,741,527	191,316
Other loan products
Revenue recognition
Total net revenue	520,342	3,577,616	56,642,736	76,698,290
Other loan products | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	31,381	215,763	25,434,861	2,238,882
Other loan products | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	219,612	1,509,945	23,013,543	67,323,194
Other loan products | Post-origination service
Revenue recognition
Total net revenue	106,540	732,516	1,733,489	3,342,160
Other loan products | Financing income
Revenue recognition
Total net revenue	5,832	40,096	3,182,488	2,725,355
Other loan products | Other revenue
Revenue recognition
Total net revenue	156,977	1,079,296	3,278,355	1,068,699
Other services
Revenue recognition
Total net revenue	2,717,521	18,684,315	23,596,047	7,513,974
Other services | Other revenue
Revenue recognition
Total net revenue	$ 2,717,521	¥ 18,684,315	¥ 23,596,047	¥ 7,513,974